FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 32,674	$ 57,170
Trade and other payables	57,220	51,743
Financial liabilities at fair value through profit or loss	21	74
Lease liability	2,140	2,090
Financial liabilities	101,770	119,018
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	24,742	57,170
Trade and other payables	57,220	51,743
Financial liabilities at fair value through profit or loss	21	74
Lease liability	762	676
Financial liabilities	92,460	117,604
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	7,932	0
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	843	673
Financial liabilities	8,775	673
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	0
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	388	386
Financial liabilities	388	386
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	0
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	147	355
Financial liabilities	147	355
All other related parties
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	9,715	7,941
All other related parties | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	9,715	7,941
All other related parties | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 0	$ 0